Allison Pristash
State Street
1 Lincoln Street
Mail Stop SFC 0805
Boston, MA 02111
Tel +1 617 662 7031
APristash@StateStreet.com

April 5, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 (supplement) filing, dated March 22, 2021 to the prospectuses for the following funds:

iShares Morningstar Growth ETF

iShares Morningstar Mid-Cap ETF

iShares Morningstar Mid-Cap Growth ETF

iShares Morningstar Mid-Cap Value ETF

iShares Morningstar Small-Cap ETF

iShares Morningstar Small-Cap Growth ETF

iShares Morningstar Small-Cap Value ETF

iShares Morningstar U.S. Equity ETF

iShares Morningstar Value ETF

The purpose of this filing is to submit the 497 dated March 22, 2021 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Allison Pristash

Allison Pristash

cc:	Benjamin Haskin, Esq.